Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Loss before income tax	$ (67,362)	$ (50,343)	$ (12,074)
Adjustments for:
Depreciation	93,776	77,671	56,604
Amortization	1,043	896	562
Expected credit loss	519	642	1,801
Loss on financial liabilities at fair value through profit or loss	7,465	8,612	0
Finance costs	11,088	9,754	9,032
Interest income	(625)	(889)	(4,177)
Share-based payment expense	5,038	0	0
Loss (gain) on disposal of property and equipment	328	91	(34)
Loss on disposal of intangible assets	4	0	0
Write-down of inventories	0	3,059	6
Reversal of write-down of inventories	(639)	0	0
Gain from lease modification	(17)	(11)	(2)
Changes in operating assets and liabilities
Decrease (increase) in trade receivables	(3,669)	5,633	(7,410)
Decrease (increase) in inventories	21,200	(7,928)	(72,196)
Decrease (increase) in prepayments	(5,571)	13,480	(2,420)
Decrease (increase) in other current assets	(1,675)	15,803	(16,102)
(Decrease) increase in notes payable and trade payables	23,388	(35,912)	24,661
(Decrease) increase in contract liabilities	5,213	(13,689)	7,082
(Decrease) increase in other payables	(3,962)	(19,232)	25,680
(Decrease) increase in provisions for product warranty	(1,932)	(3,759)	10,319
Increase in other liability	7,384	5,961	8,490
Cash generated from operations	90,994	9,839	29,822
Interest income received	669	916	4,608
Interest expense paid	(10,906)	(10,004)	(9,029)
Income tax received (paid)	37	5	(30)
Net cash generated from operating activities	80,794	756	25,371
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment	(127,739)	(144,269)	(176,324)
Proceeds on disposal of property, plant and equipment	3,075	336	1,078
Increase in refundable deposits	(323)	(348)	(488)
Purchase of intangible assets	(667)	(1,412)	(641)
Decrease(increase) in time deposits with original maturities of more than three months	82,822	(105,283)	0
Decrease (increase) in other financial assets	1,314	(781)	(1,207)
Net cash used in investing activities	(41,518)	(251,757)	(177,582)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term borrowings	37,005	0	75,849
Repayments of short-term borrowings	(16,442)	(10,775)	0
Proceeds from long-term borrowings	86,724	118,675	54,995
Repayments of long-term borrowings	(26,188)	(8,554)	(89,576)
Proceeds on issue of financial liabilities designated as at fair value through profit or loss	0	100,000	0
Dividends paid to redeemable preferred shares	(7,000)	(1,215)	0
Proceeds from guarantee deposits received	0	44	0
Refund of guarantee deposits received	(103)	0	(15)
Repayment of the principal portion of lease liabilities	(12,232)	(10,910)	(9,017)
Net cash generated from financing activities	61,764	187,265	32,236
EXCHANGE DIFFERENCES ON TRANSLATING FOREIGN OPERATIONS	(2,653)	(942)	2,322
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	98,387	(64,678)	(117,653)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	119,042	183,720	301,373
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	$ 217,429	$ 119,042	$ 183,720